Earnings (Loss) Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (5,703)	$ (18,586)	$ (93,347)	$ (25,905)
Accretion of senior preferred stock to redemption value	(37,934)	(33,761)	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(88)	(94)	(376)	(567)
Net loss attributable to common stockholders	$ (43,725)	$ (52,441)	$ (187,857)	$ (37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	62,743,154	5,589,290
Net loss per share attributable to common stockholders - basic and diluted	$ (0.70)	$ (9.38)